PREFERRED STOCK (Details) (USD $)	0 Months Ended	1 Months Ended		12 Months Ended			14 Months Ended
	Jan. 16, 2009	Jun. 30, 2014	Jan. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Jul. 31, 2014	Jan. 16, 2009
Stockholders' equity
Issuance of fixed rate cumulative perpetual preferred stock (in shares)				604,542	13,653
Preferred stock, liquidation preference (in dollars per share)					$ 1,000		$ 1,000
Warrant to purchase the shares of common stock (in shares)									778,421
Common stock, shares issued		68,818		13,082,087	13,082,271		13,082,271	604,542
Repurchased from private investors in liquidation value		$ 735,000	$ 10,000,000
Term of warrant	10 years
Exercise price of warrants (in dollars per share)									$ 6.27
Proceeds from issuance of preferred stock and of warrants	32,500,000
Proceeds allocated to the Warrant	2,200,000
Repurchased of preferred shares, net				10,000,000	7,951,199	6,608,067
Repurchase of common stock warrant						(1,110,000)	1,110,000
Equity Stake held by U.S. Treasury				0
Preferred Stock liquidation value							15,200,000
Outstanding preferred stock					17,310,083		17,310,083	6,700,000
Payment for redemption of Preferred Stock					14,600,000		14,600,000	6,700,000
Parent Company [Member]
Stockholders' equity
Repurchased of preferred shares, net				10,000,000	7,951,199	6,608,067
Repurchase of common stock warrant						(1,110,000)
Warrants Not Settleable In Cash [Member]
Stockholders' equity
Risk-free interest rate (as a percent)	4.30%
Expected volatility (as a percent)	35.53%
Dividend yield (as a percent)	4.27%
Series A Preferred Stock [Member]
Stockholders' equity
Issuance of fixed rate cumulative perpetual preferred stock (in shares)	32,538
Preferred stock, liquidation preference (in dollars per share)									$ 1,000
Risk-adjusted rate of return (as a percent)	12.00%
Preferred stock discount amortization period	5 years
Repurchased from private investors in liquidation value				$ 17,300,000
Series A Preferred Stock [Member] | Period One [Member]
Stockholders' equity
Annual preferred stock dividend rate (as a percent)				5.00%
Period over which cumulative Preferred Stock dividends are paid at 5% per year				5 years
Series A Preferred Stock [Member] | Period Two [Member]
Stockholders' equity
Annual preferred stock dividend rate (as a percent)				9.00%